RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Accrued Liabilities, Current	$ 385,128	$ 313,357
Due to Officers or Stockholders, Current	184,016	116,255
MarkeTouch Media, Inc. [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	7.50%	7.50%
Revenue from Related Parties	124,328	137,924
Stock Repurchased During Period, Value	200,000
Accrued Liabilities, Current	$ 23,000